July 15, 2011

ACTIVEPASSIVE FUNDS

ActivePassive International Equity Fund

Class A Shares

Supplement to the Prospectus
Dated February 28, 2011, as supplemented

Effective August 31, 2011, Senior Portfolio Manager, Barrett Sides, a member of the Invesco Advisors, Inc. (“Invesco”) team that acts as sub-advisor to the ActivePassive International Equity Fund, will be leaving Invesco.  Mr. Mark Jason will join the Invesco team as a co-portfolio manager.  Accordingly, the following changes are being made to the Prospectus.

Effective August 31, 2011, the “Management” section on page 27 is deleted and replaced with the following:

Management
Investment Advisor.  FundQuest is the International Fund’s investment advisor.  Invesco serves as the sub-advisor to the International Fund.

Portfolio Managers.  Timothy Clift (Chief Investment Officer, lead portfolio manager), Frank Wei, CFA (Senior Analyst, member of Investment Committee) and Matthew Whitbread, CFA, CAIA (Senior Analyst, member of Investment Committee) of FundQuest are primarily responsible for the day-to-day management of the passively managed portion of the International Fund’s portfolio and serve as co-portfolio managers of the Fund.  Clas Olsson (Senior Portfolio Manager), Mark Jason (Portfolio Manager), Shuxin Cao (Senior Portfolio Manager), Matthew Dennis (Portfolio Manager) and Jason Holzer (Senior Portfolio Manager) of Invesco are primarily responsible for the day-to-day management of the actively managed portion of the International Fund’s portfolio and serve as co-portfolio managers of the Fund.  Each co-portfolio manager, with the exception of Mr. Cao, Mr. Dennis, Mr. Holzer and Mr. Jason, has managed the International Fund since its inception in December 2007.  Mr. Cao, Mr. Dennis and Mr. Holzer have managed the International Fund since February 2009. Mr. Jason has managed the International Fund since August 2011.

Effective August 31, 2011, the second paragraph on page 70 is deleted and replaced with the following:

•
Mark Jason, Portfolio Manager, who has been responsible for the International Fund since 2011 and has been associated with Invesco and/or its affiliates since 2001 as a senior equities analyst and served in that capacity from 2001 to 2007.  From 2007 to present, Mr. Jason has served as a Portfolio Manager with Invesco.

Please retain this Supplement with your Prospectus for future reference.

July 15, 2011

ACTIVEPASSIVE FUNDS

ActivePassive International Equity Fund

Class A Shares

Supplement to the Statement of Additional Information (“SAI”)
Dated February 28, 2011, as supplemented

Effective August 31, 2011, Senior Portfolio Manager, Barrett Sides, a member of the Invesco Advisors, Inc. (“Invesco”) team that acts as sub-advisor to the ActivePassive International Equity Fund, will be leaving Invesco.  Mr. Mark Jason will join the Invesco team as a co-portfolio manager.  Accordingly, the following changes are being made to the SAI.

•	Effective August 31, 2011, the table titled “Portfolio Managers” on pages 26-27 of the SAI is deleted and replaced with the following:

Portfolio Managers
Fund	Sub-Advisor	Portfolio Managers
ActivePassive Large Cap Value Fund	C.S. McKee	Gregory M. Melvin Robert A. McGee William J. Andrews Suda Vatsan Christy S. Kosakowsky

ActivePassive Small/Mid Cap Fund	Eagle	Bert L. Boksen Eric Mintz

ActivePassive Intermediate Municipal Bond Fund	GWK	Nancy Angell John Fox Martin Tourigny

ActivePassive International Equity Fund	Invesco	Clas Olsson (lead manager) Shuxin Cao Matthew Dennis Jason Holzer Mark Jason

ActivePassive Intermediate Taxable Bond Fund	Sage	Mark MacQueen Thomas Urano Robert D. Williams

ActivePassive Large Cap Growth Fund	TCW	Craig C. Blum

•	Effective August 31, 2011, the table on pages 28-29 of the SAI is deleted and replaced with the following:

FundQuest Portfolio Managers	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Gregory Classen	0	$0.00	0	$0.00	101	$4.6 billion
Timothy Clift	0	$0.00	0	$0.00	101	$4.6 billion
Daphne Gu	0	$0.00	0	$0.00	101	$4.6 billion
Frank Wei	0	$0.00	0	$0.00	101	$4.6 billion
Matthew Whitbread	0	$0.00	0	$0.00	101	$4.6 billion
Sub-Advisor Portfolio Managers
C.S. McKee
William J. Andrews	2	$285,951,150	4	$51,614,131	517	$10,523,384,621
Christy S. Kosakowsky	2	$285,951,150	4	$51,614,131	517	$10,523,384,621
Robert A. McGee	2	$285,951,150	4	$51,614,131	517	$10,523,384,621
Gregory M. Melvin	3	$420,294,003	4	$51,614,131	517	$10,523,384,621
Suda Vatsan	2	$285,951,150	4	$51,614,131	517	$10,523,384,621
Eagle
Bert L. Boksen	13	$2,113,918,556	2	$68,289,105	4,080	$2,132,339,920
Eric Mintz	13	$2,113,918,556	0	$0.00	4,080	$2,132,339,920
GWK
Nancy Angell	2	$67,100,000	0	$0.00	9,963	$9,576,110,000
John Fox	2	$67,100,000	0	$0.00	9,963	$9,576,110,000
Martin Tourigny	2	$67,100,000	0	$0.00	8,634	$8,424,300,000
Invesco
Shuxin Cao	19	$13,918,200,000	2	$273,200,000	4,046	$1,867,900,000
Matthew Dennis	16	$10,697,900,000	6	$319,200,000	4,045	$1,717,600,000
Jason Holzer	18	$11,867,900,000	11	$3,350,900,000	4,046	$1,867,900,000
Clas Olsson	17	$10,885,500,000	11	$3,350,900,000	4,046	$1,867,900,000
Mark Jason (as of 6/30/11)	2	$3,328,900,000	0	$0.00	0	$0.00
Sage
Mark MacQueen	0	$0.00	0	$0.00	2,255	$9,415,000,000
Thomas Urano	0	$0.00	0	$0.00	2,255	$9,415,000,000
Robert D. Williams	0	$0.00	0	$0.00	2,255	$9,415,000,000
TCW (as of 3/31/11)
Craig C. Blum	3	$827.5 million	8	$483.5 million	51	$2,432.1 million

•	The table on page 29 of the SAI is deleted and replaced with the following:

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
FundQuest Portfolio Managers
Gregory Classen	0	$0.00	0	$0.00	0	$0.00
Timothy Clift	0	$0.00	0	$0.00	0	$0.00
Daphne Gu	0	$0.00	0	$0.00	0	$0.00
Frank Wei	0	$0.00	0	$0.00	0	$0.00
Matthew Whitbread	0	$0.00	0	$0.00	0	$0.00
Sub-Advisor Portfolio Managers
C.S. McKee
Gregory M. Melvin	1	$41,100,012	0	$0.00	1	$217,456,118
Robert A. McGee	1	$41,100,012	0	$0.00	1	$217,456,118
William J. Andrews	1	$41,100,012	0	$0.00	1	$217,456,118
Suda Vatsan	1	$41,100,012	0	$0.00	1	$217,456,118
Christy S. Kosakowsky	1	$41,100,012	0	$0.00	1	$217,456,118

2

Eagle
Bert L. Boksen	0	$0.00	2	$68,289,105	1	$880,113
Eric Mintz	0	$0.00	0	$0.00	1	$880,113
GWK
Nancy Angell	0	$0.00	0	$0.00	0	$0.00
John Fox	0	$0.00	0	$0.00	0	$0.00
Martin Tourigny	0	$0.00	0	$0.00	0	$0.00
Invesco
Shuxin Cao	0	$0.00	0	$0.00	0	$0.00
Matthew Dennis	0	$0.00	0	$0.00	0	$0.00
Jason Holzer	0	$0.00	0	$0.00	0	$0.00
Clas Olsson	0	$0.00	0	$0.00	0	$0.00
Mark Jason (as of 6/30/11)	0	$0.00	0	$0.00	0	$0.00
Sage
Mark MacQueen	0	$0.00	0	$0.00	0	$0.00
Thomas Urano	0	$0.00	0	$0.00	0	$0.00
Robert D. Williams	0	$0.00	0	$0.00	0	$0.00
TCW (as of 3/31/11)
Craig C. Blum	0	$0.00	2	$37.1 million	1	$102.5 million

*   *   *   *   *

Please retain this Supplement with your SAI for future reference.

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